Fair Value Measurement - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 3,121	$ 443
Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	3,121
WCAS Capital Partners IV, L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		56
Capital Royalty Partners Term Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		387
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	3,121	443
Level 3 [Member] | Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 3,121
Level 3 [Member] | WCAS Capital Partners IV, L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		56
Level 3 [Member] | Capital Royalty Partners Term Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		$ 387